Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' deficit (Note 4)
Common stock, shares par value		$ 0	$ 0
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares par value	$ 0	$ 0
Common stock, shares outstanding	51,152,134	51,143,634	51,128,298